Intangible assets - Summary of The Inputs To Determine Value In Use (Detail) - Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
VBI
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	11.80%
Tax rate	34.00%
Igah
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	15.31%
Tax rate	34.00%
Minimum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	15.90%
Minimum | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
USD/CLP average exchange rate	815	736
Discount rate	12.10%	13.90%
Tax rate	27.00%
Maximum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	18.90%
Maximum | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
USD/CLP average exchange rate	830	751
Discount rate	13.70%	16.77%
Tax rate	35.00%
Chile | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	3.00%
Chile | Minimum | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate		3.00%
GDP Growth rate		2.00%
Chile | Maximum | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate		4.40%
GDP Growth rate		3.00%
United States of America | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	2.00%
United States of America | Minimum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	2.00%
United States of America | Minimum | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate		2.30%
GDP Growth rate		2.00%
United States of America | Maximum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	2.10%
United States of America | Maximum | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate		3.50%
GDP Growth rate		3.00%
Brazil | Minimum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	3.20%
Brazil | Minimum | VBI
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	3.30%
Brazil | Minimum | Igah
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	1.90%
Brazil | Maximum
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	5.40%
Brazil | Maximum | VBI
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	8.10%
Brazil | Maximum | Igah
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	8.10%